LEASES (Tables)	12 Months Ended
Dec. 31, 2023
LEASES
Schedule of Lease Costs

	Year Ended December 31,
(in thousands)	2023	2022
Operating lease cost	$276	$262
Short-term lease cost	7	10
Variable lease cost	162	186
Total lease cost	$445	$458

	Year Ended December 31,
(in thousands)	2023	2022
Research and development	$419	$430
Selling, general and administrative	26	28
Total lease cost	$445	$458

Schedule of Right of Use Lease Assets and Lease Liabilities

	December 31,	December 31,
(in thousands)	2023	2022
Assets
Right of use assets - Operating Leases	$285	$475
Total lease assets	$285	$475

Liabilities
Current liabilities:
Lease liability, current - Operating Leases	$230	$206
Noncurrent liabilities:
Lease liability, non-current - Operating Leases	19	239
Total lease liabilities	$249	$445

Schedule of Operating Lease Cash Flow Information

	Year Ended December 31,
(in thousands)	2023	2022
Operating cash outflows from operating leases	$266	$265
Supplemental non-cash amounts of operating lease liabilities arising from obtaining right of use assets	$50	$583

Schedule of Weighted Average Remaining Lease Term and Weighted Average Discount Rate

	Year Ended December 31,
	2023	2022
Weighted average remaining lease term (in years) – operating leases	1.31	2.19
Weighted average discount rate – operating leases	7.88%	7.73%

Schedule of Operating Lease, Liability, Maturity

December 31,
(in thousands)	2023
2024	$243
2025	20
Total undiscounted lease payments	263
Less imputed interest	(14)
Total net lease liabilities	$249